Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Schedule of details of number of shares and income (loss)
	Year Ended December 31,
	2022		2021		2020
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands
For the computation of basic income (loss)	44,815,248	(2,321)	44,771,766	$(2,230)	44,140,771	$17,140
Effect of potential dilutive ordinary shares	41,328		130,177	-	449,107	-

For the computation of diluted income (loss)	44,856,576	(2,321)	44,901,943	$(2,230)	44,589,878	$17,140